GENERAL EXPLORATION EXPENSES - Schedule of components of general exploration expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GENERAL EXPLORATION EXPENSES
Claims costs	$ 68,716	$ 34,048
Camp operations	5,370,379	66,957
Development and site preparation	19,621,639
Engineering studies	6,200,920	208,207
Prospecting and geology	868,298	74,905
Permitting	549,665	64,645
TOTAL	$ 32,679,617	$ 448,762